Series D and Series E Preferred Units - Allocation of the Proceeds on the Series D and Series E Units between the Fair Market Value of the Warrants and the Redeemable Preferred Shares (Detail) (USD $)	12 Months Ended	1 Months Ended			12 Months Ended	1 Months Ended				12 Months Ended	1 Months Ended				12 Months Ended	1 Months Ended
	Dec. 31, 2011	Jul. 31, 2010 Series D Preferred Stock [Member]	Apr. 30, 2010 Series D Preferred Stock [Member]	Mar. 31, 2010 Series D Preferred Stock [Member]	Dec. 31, 2010 Series D Preferred Stock [Member]	Jun. 30, 2010 Series E Preferred Stock [Member]	Jul. 31, 2010 Fair Market Value of Warrants [Member] Series D Preferred Stock [Member]	Apr. 30, 2010 Fair Market Value of Warrants [Member] Series D Preferred Stock [Member]	Mar. 31, 2010 Fair Market Value of Warrants [Member] Series D Preferred Stock [Member]	Dec. 31, 2010 Fair Market Value of Warrants [Member] Series D Preferred Stock [Member]	Jun. 30, 2010 Fair Market Value of Warrants [Member] Series E Preferred Stock [Member]	Jul. 31, 2010 Preferred Stock [Member] Series D Preferred Stock [Member]	Apr. 30, 2010 Preferred Stock [Member] Series D Preferred Stock [Member]	Mar. 31, 2010 Preferred Stock [Member] Series D Preferred Stock [Member]	Dec. 31, 2010 Preferred Stock [Member] Series D Preferred Stock [Member]	Jun. 30, 2010 Preferred Stock [Member] Series E Preferred Stock [Member]
Allocation of the proceeds on the Series D and Series E Units between the fair market value of the common stock and the redeemable preferred shares
Total Proceeds	$ 34,108,000	$ 88,630	$ 26,681,922	$ 40,893,316	$ 67,663,868	$ 30,000,112	$ 178,898	$ 21,236,793	$ 27,644,882	$ 49,060,573	$ 24,062,443		$ 5,445,129	$ 13,248,434	$ 18,693,563	$ 5,937,669